Revenue	12 Months Ended
Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue

4.Revenue

Revenue by type of good or service (in thousands)

	2017	2018	2019
Digital Platform Services Revenue	$296,350	$488,995	$701,246
Digital Platform Fulfilment Revenue	74,182	97,794	127,960
Brand Platform Revenue	-	-	164,210
In-Store Revenue	15,434	15,595	27,621
Total Revenue	$385,966	$602,384	$1,021,037

Digital Platform services

Digital Platform Services Revenue includes commissions on third-party sales and revenue from first-party sales.

Commission revenue is recognized on a net basis in the statement of operations because the Group acts as an agent in these arrangements. The Group primarily acts as a commercial intermediary between sellers and end consumers and earns a commission for this service. Revenue in relation to these obligations within Digital Platform Services Revenue which have not been satisfied at the end of the 2019 reporting period is $691,000 (2018: 1,651,000, 2017: $1,067,000). In 2019, $1,651,000 (2018: $1,067,000, 2017: $330,000) of revenue deferred in 2018 (2017, 2016) was recognized as revenue.

In first-party sales arrangements, the Group sells its own goods on the platform where the Group is the principal, and therefore related revenues are recognised on a gross basis. Revenue on the sale of these goods is recognised when the goods are received by the end customer. For finished goods that have been ordered on the platform but not yet delivered to the end consumer at the end of the reporting period, revenue is deferred until delivery. At December 31, 2019, these deferred amounts were $1,766,000 (2018: $2,015,000, 2017: $1,135,000), which the Group expects to recognize within 30 days of period end. In 2019, $2,015,000 (2018: $1,135,000, 2017: $741,000) of revenue deferred in 2018 (2017, 2016) was recognized as revenue.

Digital Platform Service Revenue also includes fees charged to sellers for other activities, such as packaging, credit card processing, and other transaction processing activities.

At checkout, end consumers are charged for delivery, if applicable, in addition to the price of goods in their basket (refer to Digital Platform Fulfilment Revenue below for a discussion of delivery services). The Group is responsible for the collection of cash from end consumers with payment typically taken in advance of completing its performance obligations.

In arrangements where the Group acts as an agent, cash collections are remitted net to the sellers generally within two months of collection.

Digital Platform Fulfilment Revenue

The Group also provides delivery services for products sold on the platform, for which revenues are recognized when the products are delivered to the end consumers. Revenues for delivery services are stated net of promotional incentives and discounts. Digital Platform Fulfilment Revenue also includes fees charged to sellers for the settlement of duties which are recognized concurrently with commissions.

As discussed above, the promise with respect to delivery services is satisfied only when the goods are delivered. Within Digital Platform Fulfilment Revenue, where the delivery performance obligation has not been satisfied at the end of the reporting period, revenue of $851,000 (2018: $479,000, 2017: $436,000) has been deferred and is expected to be recognized in under 90 days from the end of the reporting period. The transaction price for this performance obligation is the delivery costs charged to the consumer as described above. In 2019 $479,000 (2018: $436,000, 2017: $407,000) of revenue deferred in 2018 (2017, 2016) was recognized as revenue. As at the end of the reporting period there were receivables from contracts with customers for the amount of $nil. (2018 and 2017: none).

Digital Platform Fulfilment Revenue has previously been referred to as Platform Fulfilment Revenue.

Further detail can be found in Note 2.3 e) to the consolidated financial statements.

Brand Platform Revenue

Brand Platform Revenue includes revenue generated by New Guards operations less revenue from New Guards’: (i) owned e-commerce websites, (ii) direct-to-consumer channel via Farfetch marketplaces and (iii) directly operated stores. Sales are made in the form of first-party sales arrangements to wholesalers, and therefore related revenues are recognized on a gross basis. Wholesale revenue is recognized when the goods are transferred to the wholesaler. For finished goods that have been ordered, but not yet delivered to the wholesaler at the end of the reporting period, revenue is deferred until delivery. At December 31, 2019, these deferred amounts were $26,507,000 (2018: $nil).

In-store

The Group has a single performance obligation in respect to In-Store Revenue, which is the sale of finished goods.